Equity Incentive Plan (Details) - 2014 Equity Incentive Plan	12 Months Ended
Dec. 31, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of warrants (in shares)	890,000,000
Ordinary shares issued	354,850,715
Options expiration	10 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years